INCOME TAXES - Components of deferred income tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred income taxes
Deferred tax liability, net	$ (617.7)	$ (524.3)	$ (560.6)
Deferred tax expense (income)	124.5	(31.7)	38.4
Loss carryforwards
Deferred income taxes
Deferred tax liability, net	0.4	4.0
Deferred tax expense (income)	3.6	2.9	11.4
Accounts payable, accrued charges, provisions and deferred revenue
Deferred income taxes
Deferred tax liability, net	14.5	15.9
Deferred tax expense (income)	1.4	(4.0)	(6.9)
Defined benefit plans
Deferred income taxes
Deferred tax liability, net	35.5	32.7
Deferred tax expense (income)	(1.9)	(2.2)	1.5
Property, plant and equipment
Deferred income taxes
Deferred tax liability, net	(488.1)	(402.3)
Deferred tax expense (income)	85.8	12.7	(26.4)
Goodwill, intangible assets and other assets
Deferred income taxes
Deferred tax liability, net	(174.7)	(132.6)
Deferred tax expense (income)	42.1	22.7	29.4
Long-term debt and derivative financial instruments
Deferred income taxes
Deferred tax liability, net	(14.0)	(49.4)
Deferred tax expense (income)	(7.4)	0.3	14.3
Benefits from a general partnership
Deferred income taxes
Deferred tax liability, net		(0.6)
Deferred tax expense (income)	(0.6)	(67.0)	11.1
Other
Deferred income taxes
Deferred tax liability, net	8.7	8.0
Deferred tax expense (income)	$ 1.5	$ 2.9	$ 4.0